Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Derivative Liability [Abstract]
Beginning balance	$ 548,200
Initial recognition of derivative liability		526,800
Change in fair value	389,300	21,400
Ending balance	$ 937,500	$ 548,200